As filed with the Securities and Exchange Commission on November 18, 2019

1933 Act Registration No. 333-229217

1940 Act Registration No. 811-23417

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940	[X]

Amendment No. 3

X-Square Balanced Fund, LLC

(Exact Name of Registrant as Specified in Charter)

Popular Center

209 Munoz Rivera, Suite 1111

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices)

+1 787-282-1621

Registrant's Telephone Number, including area code

Joshua B. Deringer

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]       Immediately upon filing pursuant to paragraph (b)

[  ]       on (date) pursuant to paragraph (b)

[  ]       60 days after filing pursuant to paragraph (a)(1)

[  ]       on (date) pursuant to paragraph (a)(1)

[  ]       75 days after filing pursuant to paragraph (a)(2)

[  ]       on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[  ]       This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 1 to the Registration Statement of X-Square Balanced Fund, LLC (the “Registrant”) on Form N-1A is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on October 18, 2019 and declared effective on October 29, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No.1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Juan, Puerto Rico on the 18th day of November, 2019.

X-Square Balanced Fund, LLC
(Registrant)

By:	/s/ Ignacio Canto
Ignacio Canto
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No.1 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of November, 2019.

Name	Title	Date

/s/ Ignacio Canto	President and Manager	November 18, 2019
Ignacio Canto

/s/ Ruben Tapia	Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 18, 2019
Ruben Tapia

*/s/ Fernando Nido
Fernando Nido	Manager	November 18, 2019

*/s/ Luis Roig	Manager	November 18, 2019
Luis Roig

*By:	/s/ Ignacio Canto
Ignacio Canto
Attorney-In-Fact (pursuant to Power of Attorney)